ACCRUED EXPENSES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued interest expenses	¥ 49,681		¥ 32,902
Accrued debt issuance costs	31,928		618
Income tax payable	86,990		43,898
Other tax payable	62,175		30,663
Consideration payables for acquisitions	104,924		192,367
Deferred government grants	4,800		4,800
Accrued payroll and welfare benefits	78,427		77,134
Accrued professional fees	72,284		32,076
Amount due to related parties	11,984
Other accrued operating expenses	61,612		52,618
Other payables	132,302		9,488
Total accrued expenses and other payables	¥ 697,107	¥ 463,479	¥ 476,564